Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 3.1%
BAE Systems PLC	321,850	$ 8,737,242
Leonardo SpA	54,830	3,664,103
Safran SA	35,583	12,713,491
		$ 25,114,836
Banks — 9.6%
Banco Santander SA	644,934	$ 8,234,558
Barclays PLC	1,304,402	8,705,668
BNP Paribas SA	62,841	6,795,149
Citigroup, Inc.	60,601	7,012,142
Grupo Financiero Banorte SAB de CV, Class O	338,933	3,821,045
HDFC Bank Ltd.	277,930	2,810,225
ING Groep NV	269,972	7,961,716
KBC Group NV	31,914	4,497,178
NatWest Group PLC	594,139	5,415,447
Societe Generale SA	158,343	13,875,508
Toronto-Dominion Bank	49,403	4,617,211
Truist Financial Corp.	81,225	4,176,590
		$ 77,922,437
Beverages — 0.5%
Diageo PLC	68,793	$ 1,582,947
Pernod Ricard SA	26,139	2,337,262
		$ 3,920,209
Biotechnology — 0.3%
CSL Ltd.	21,332	$ 2,688,042
		$ 2,688,042
Broadline Retail — 2.6%
Amazon.com, Inc.(1)	89,091	$ 21,319,476
		$ 21,319,476
Building Products — 0.4%
Trane Technologies PLC	6,929	$ 2,914,199
		$ 2,914,199
Capital Markets — 1.4%
Bank of New York Mellon Corp.	29,820	$ 3,576,014
Charles Schwab Corp.	39,541	4,109,101
State Street Corp.	27,059	3,540,941
		$ 11,226,056
Security	Shares	Value
Chemicals — 0.5%
Sika AG	19,913	$ 3,821,115
		$ 3,821,115
Construction Materials — 0.3%
CRH PLC	16,187	$ 1,981,451
		$ 1,981,451
Consumer Finance — 1.0%
Capital One Financial Corp.	37,697	$ 8,253,004
		$ 8,253,004
Consumer Staples Distribution & Retail — 0.9%
U.S. Foods Holding Corp.(1)	86,809	$ 7,258,969
		$ 7,258,969
Electric Utilities — 3.2%
Enel SpA	579,474	$ 6,402,346
Iberdrola SA	188,236	4,232,061
NextEra Energy, Inc.	82,870	7,284,273
SSE PLC	244,320	8,120,575
		$ 26,039,255
Electrical Equipment — 2.1%
AMETEK, Inc.	29,740	$ 6,661,165
Schneider Electric SE	37,208	10,667,602
		$ 17,328,767
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	29,194	$ 3,689,830
Keyence Corp.	11,262	4,131,581
		$ 7,821,411
Energy Equipment & Services — 0.5%
Baker Hughes Co.	74,994	$ 4,202,664
		$ 4,202,664
Entertainment — 0.9%
Walt Disney Co.	63,619	$ 7,176,223
		$ 7,176,223
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(1)	19,807	$ 9,517,858
Global Payments, Inc.	40,935	2,936,677

Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	22,749	$ 7,321,310
Voya Financial, Inc.	57,324	4,394,458
		$ 24,170,303
Food Products — 1.0%
Nestle SA	81,887	$ 7,814,191
		$ 7,814,191
Gas Utilities — 0.8%
Snam SpA	931,643	$ 6,402,888
		$ 6,402,888
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	36,539	$ 3,993,713
Boston Scientific Corp.(1)	107,672	10,070,562
Coloplast AS, Class B	27,374	2,333,495
Intuitive Surgical, Inc.(1)	10,247	5,166,742
Medline, Inc., Class A(1)	3,892	172,026
Siemens Healthineers AG(2)	189,177	9,442,479
Straumann Holding AG	31,135	3,744,598
		$ 34,923,615
Health Care Providers & Services — 0.3%
Amplifon SpA	71,399	$ 1,151,142
Elevance Health, Inc.	4,164	1,439,661
		$ 2,590,803
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	128,826	$ 2,220,960
		$ 2,220,960
Hotels, Restaurants & Leisure — 3.5%
Amadeus IT Group SA	47,540	$ 3,187,397
Aramark	174,877	6,731,016
Compass Group PLC	295,535	8,861,745
InterContinental Hotels Group PLC	36,215	4,892,654
Marriott International, Inc., Class A	15,907	5,015,477
		$ 28,688,289
Household Products — 0.7%
Reckitt Benckiser Group PLC	70,215	$ 5,857,968
		$ 5,857,968
Security	Shares	Value
Industrial Conglomerates — 1.2%
Siemens AG	32,713	$ 9,890,125
		$ 9,890,125
Insurance — 3.2%
AIA Group Ltd.	397,128	$ 4,581,854
Allstate Corp.	15,990	3,181,850
American International Group, Inc.	61,144	4,578,463
Arch Capital Group Ltd.	8,222	789,641
Assurant, Inc.	16,795	3,999,393
Prudential PLC	250,917	4,121,373
RenaissanceRe Holdings Ltd.	15,524	4,373,111
		$ 25,625,685
Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(3)	122,305	$ 41,403,912
Meta Platforms, Inc., Class A	12,568	9,004,972
		$ 50,408,884
Life Sciences Tools & Services — 0.6%
Danaher Corp.	21,998	$ 4,815,142
		$ 4,815,142
Machinery — 2.6%
IDEX Corp.	34,270	$ 6,804,308
Ingersoll Rand, Inc.	90,452	7,787,013
Parker-Hannifin Corp.	7,231	6,767,059
		$ 21,358,380
Metals & Mining — 0.9%
Anglo American PLC	84,211	$ 3,904,679
Rio Tinto Ltd.	33,103	3,448,828
		$ 7,353,507
Multi-Utilities — 0.2%
CMS Energy Corp.	22,932	$ 1,639,409
		$ 1,639,409
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	2,887	$ 510,710
EOG Resources, Inc.	114,181	12,803,116
EQT Corp.	81,703	4,716,714
Exxon Mobil Corp.	54,590	7,719,026
Repsol SA	526,698	10,376,526
		$ 36,126,092

Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.6%
L'Oreal Prime De Fidelite(1)	8,246	$ 3,788,534
L'Oreal SA	1,917	880,745
		$ 4,669,279
Pharmaceuticals — 7.9%
AstraZeneca PLC	64,080	$ 11,939,009
Eli Lilly & Co.(3)	31,227	32,387,083
Novartis AG	23,372	3,467,698
Novo Nordisk AS, Class B	112,372	6,672,562
Roche Holding AG Genussscheine	7,764	3,530,598
Zoetis, Inc.	45,512	5,680,808
		$ 63,677,758
Professional Services — 2.0%
Intertek Group PLC	48,312	$ 2,963,828
Recruit Holdings Co. Ltd.	108,977	5,740,228
RELX PLC	207,998	7,373,948
Verisk Analytics, Inc.	1,673	363,811
		$ 16,441,815
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	60,079	$ 3,795,190
		$ 3,795,190
Semiconductors & Semiconductor Equipment — 16.7%
ASML Holding NV	18,556	$ 26,607,545
Broadcom, Inc.	29,921	9,912,827
Infineon Technologies AG	98,958	4,837,313
Microchip Technology, Inc.	113,492	8,616,313
Micron Technology, Inc.	66,280	27,498,246
NVIDIA Corp.	159,359	30,458,286
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	17,473,402
Tokyo Electron Ltd.	37,158	9,901,078
		$135,305,010
Software — 3.1%
Intuit, Inc.	8,837	$ 4,408,956
Microsoft Corp.	47,538	20,455,126
		$ 24,864,082
Specialty Retail — 1.8%
Lowe's Cos., Inc.	17,778	$ 4,747,793
TJX Cos., Inc.	66,847	10,014,349
		$ 14,762,142
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	98,553	$ 25,572,532
		$ 25,572,532
Textiles, Apparel & Luxury Goods — 1.1%
Cie Financiere Richemont SA, Class A	23,771	$ 4,614,178
LVMH Moet Hennessy Louis Vuitton SE	7,166	4,624,967
		$ 9,239,145
Trading Companies & Distributors — 0.4%
IMCD NV	35,169	$ 3,287,331
		$ 3,287,331
Total Common Stocks (identified cost $435,558,215)		$800,488,639

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(4)	2,042,263	$ 2,042,263
Total Short-Term Investments (identified cost $2,042,263)		$ 2,042,263
Total Investments — 99.2% (identified cost $437,600,478)		$802,530,902
Other Assets, Less Liabilities — 0.8%		$ 6,818,306
Net Assets — 100.0%		$809,349,208
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $9,442,479 or 1.2% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.8%	$480,090,902
United Kingdom	9.3	74,451,031
France	5.6	45,015,656
Netherlands	4.7	37,856,592
Spain	3.2	26,030,542
Germany	3.0	24,169,917
Japan	2.5	19,772,887
Italy	2.2	17,620,479
Taiwan	2.2	17,473,402
Switzerland	1.5	12,179,891
Denmark	1.1	9,006,057
Hong Kong	1.1	8,703,227
Australia	0.8	6,136,870
Canada	0.6	4,617,211
Belgium	0.6	4,497,178
Bermuda	0.5	4,373,111
South Africa	0.5	3,904,679
Mexico	0.5	3,821,045
India	0.3	2,810,225
Total Investments	100.0%	$802,530,902
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	100	Long	3/20/26	$ 34,828,750	$ (94,029)
STOXX Europe 600 Index	(957)	Short	3/20/26	(34,638,279)	(97,985)
					$(192,014)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,042,263, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,676,762	$41,266,457	$(41,900,956)	$ —	$ —	$2,042,263	$16,914	2,042,263
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 57,585,107	$ —	$ —	$ 57,585,107
Consumer Discretionary	47,828,111	26,180,941	—	74,009,052
Consumer Staples	7,258,969	22,261,647	—	29,520,616
Energy	29,952,230	10,376,526	—	40,328,756
Financials	80,198,809	66,998,676	—	147,197,485
Health Care	63,725,737	44,969,623	—	108,695,360
Industrials	31,297,555	65,037,898	—	96,335,453
Information Technology	148,085,518	45,477,517	—	193,563,035
Materials	1,981,451	11,174,622	—	13,156,073
Real Estate	6,016,150	—	—	6,016,150
Utilities	8,923,682	25,157,870	—	34,081,552
Total Common Stocks	$482,853,319	$317,635,320*	$ —	$800,488,639
Short-Term Investments	$ 2,042,263	$ —	$ —	$ 2,042,263
Total Investments	$484,895,582	$317,635,320	$ —	$802,530,902

Eaton Vance
Global Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (192,014)	$ —	$ —	$ (192,014)
Total	$ (192,014)	$ —	$ —	$ (192,014)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.